SHARE BASED COMPENSATION - Fixed stock options (Details) € in Thousands		12 Months Ended
	Sep. 05, 2022 Y $ / shares	Dec. 31, 2023 EUR (€) Y Options shares	Dec. 31, 2023 EUR (€) $ / shares	Dec. 31, 2022 EUR (€) Y Options shares	Dec. 31, 2022 EUR (€) $ / shares
SHARE BASED COMPENSATION
Expected dividend yield (%)	0.00%			0.00%
Share price (CAD) | $ / shares	$ 6.188		$ 6.780		$ 6.188
Issuance of share capital upon exercise of stock options		€ 440		€ 14
Cash proceeds upon exercise of fixed stock options		€ 440		€ 14
Minimum
SHARE BASED COMPENSATION
Expected share price volatility (%)	65.32%			44.73%
Risk-free interest rate (%)	3.60%	5.10%		4.20%
Expected life of options (years) | Y	0.42	0.08		0.09
Maximum
SHARE BASED COMPENSATION
Expected share price volatility (%)	75.54%			56.45%
Risk-free interest rate (%)	3.70%	5.59%		4.60%
Expected life of options (years) | Y	2.00	0.58		1.68
FSO Options
SHARE BASED COMPENSATION
Share-based compensation charge		€ 583		€ 2,087
Granted (in shares) | Options		108,477		483,797
Granted (in CAD per share) | $ / shares			$ 7.54		$ 7.70
Fair value of options granted		€ 322	$ 322	€ 1,427	$ 1,427
Expected dividend yield (%)		0.00%		0.00%
Forfeiture rate (%)		0.00		0.00
Issuance of share capital upon exercise of stock options (in shares) | shares		124,000		8,000
Issuance of share capital upon exercise of stock options		€ 368		€ 6
Cash proceeds upon exercise of fixed stock options		€ 440		€ 14
FSO Options | Minimum
SHARE BASED COMPENSATION
Expected share price volatility (%)		64.30%		64.10%
Risk-free interest rate (%)		2.90%		2.20%
Expected life of options (years) | Y		5.0		5.0
Share price (CAD) | $ / shares			$ 7.55		$ 5.60
FSO Options | Maximum
SHARE BASED COMPENSATION
Expected share price volatility (%)		64.50%		64.70%
Risk-free interest rate (%)		4.40%		3.70%
Share price (CAD) | $ / shares			$ 7.56		$ 8.18